UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steelhead Partners LLC
Address: P.O. Box 21749

         Seattle, WA  98111

13F File Number:  28-06101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Michael Johnston
Title:     Managing Member
Phone:     206-689-2450

Signature, Place, and Date of Signing:

     /s/ J. Michael Johnston     Seattle, WA     February 12, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $141,374 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                              OF                          VALUE SHARES/ SH/PUT/INVSTMTOTHER             VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP    (x$1000) PRN AMT PRNCALLDSCRETNMANAGERS        SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                     COM             885535104    8884 1392500 SH     SOLE                1392500       0       0
ADC TELECOMMUNICATIONS INC    COM             000886101    4285  931500 SH     SOLE                 931500       0       0
ADELPHIA COMMUNICATIONS CORP  COM             006848105     780   25000 SH     SOLE                  25000       0       0
ADVANCED MICRO DEVICES INC    COM             007903107     171   10800 SH     SOLE                  10800       0       0
AK STEEL HOLDING CORP         COM             001547108    1564  137400 SH     SOLE                 137400       0       0
AK STEEL HOLDING CORP         COM             001547108     569   50000 SH CALLSOLE                  50000       0       0
AMAZON COM INC                COM             023135106    1228  113500 SH     SOLE                 113500       0       0
APPLE COMPUTER INC            COM             037833100     219   10000 SH     SOLE                  10000       0       0
AT&T CORP WIRELESS GROUP      COM             00209A106    7084  493000 SH     SOLE                 493000       0       0
AUSPEX SYSTEMS INC            COM             052116100    2125 1180300 SH     SOLE                1180300       0       0
CABLEVISION SYSTEMS CORP      CL A            12686C109    7516  158400 SH     SOLE                 158400       0       0
CALIFORNIA PIZZA KITCHEN INC  COM             13054D109     186    7500 SH     SOLE                   7500       0       0
CENTILLIUM COMMUNICATIONS INC COM             152319109     550   70000 SH     SOLE                  70000       0       0
COMPAQ COMPUTER CORP          COM             204493100    1806  185000 SH     SOLE                 185000       0       0
CROWN CASTLE INTL CORP        COM             228227104     630   59000 SH     SOLE                  59000       0       0
EASTMAN KODAK CO              COM             277461109     589   20000 SH     SOLE                  20000       0       0
EMC CORP-MASS                 COM             268648102    1546  115000 SH     SOLE                 115000       0       0
ENTERASYS NETWORKS INC        COM             293637104    3098  350000 SH     SOLE                 350000       0       0
FOOT LOCKER INC               COM             344849104     336   21500 SH     SOLE                  21500       0       0
GLOBALSANTAFE CORP            COM             G3930E101    2992  104900 SH     SOLE                 104900       0       0
GREY WOLF INC                 COM             397888108     119   40000 SH     SOLE                  40000       0       0
HEWLETT PACKARD CO            COM             428236103    1643   80000 SH     SOLE                  80000       0       0
ISPAT INTERNATIONAL NV        CL A            464899103    7482 4275700 SH     SOLE                4275700       0       0
JNI CORP                      COM             46622G105    2086  251000 SH     SOLE                 251000       0       0
K MART CORP                   COM             482584109     307   56200 SH     SOLE                  56200       0       0
LOCKHEED MARTIN CORP          COM             539830109    3407   73000 SH     SOLE                  73000       0       0
LOEWS CORP                    COM             540424108    2215   40000 SH     SOLE                  40000       0       0
MONTANA POWER CO              COM             612085100    1189  206700 SH     SOLE                 206700       0       0
MONTANA POWER CO              COM             612085100     495   86000 SH CALLSOLE                  86000       0       0
MOTOROLA INC                  COM             620076109    4254  283200 SH     SOLE                 283200       0       0
NORTHWESTERN CORP             COM             668074107      84    4000 SH     SOLE                   4000       0       0
OCEAN ENERGY INC TEX          COM             67481E106   17318  902000 SH     SOLE                 902000       0       0
OMI CORP NEW                  COM             Y6476W104    6533 1641530 SH     SOLE                1641530       0       0
PINNACLE SYSTEMS INC          COM             723481107    1835  231100 SH     SOLE                 231100       0       0
PRIDE INTERNATIONAL INC       COM             74153Q102   17114 1133370 SH     SOLE                1133370       0       0
RAYTHEON CO                   COM             755111507    8816  271500 SH     SOLE                 271500       0       0
REDBACK NETWORK INC           COM             757209101    1849  468000 SH     SOLE                 468000       0       0
RIVERSTONE NETWORKS INC       COM             769320102    1911  115095 SH     SOLE                 115095       0       0
SEMITOOL INC                  COM             816909105    2142  186600 SH     SOLE                 186600       0       0
SPINNAKER EXPL CO             COM             84855W109     412   10000 SH     SOLE                  10000       0       0
STELMAR SHIPPING LTD          COM             V8726M103    6500  400000 SH     SOLE                 400000       0       0
TEEKAY SHIPPING CORP          COM             Y8564W103     105    3000 SH     SOLE                   3000       0       0
TEEKAY SHIPPING CORP          COM             Y8564W103     418   12000 SH PUT SOLE                  12000       0       0
TRIQUINT SEMICONDUCTOR        COM             89674K103     184   15000 SH     SOLE                  15000       0       0
UNISYS CORP                   COM             909214108    1519  121113 SH     SOLE                 121113       0       0
USX-U S STEEL GROUP           COM             912909108     326   18000 SH     SOLE                  18000       0       0
VISHAY INTERTECHNOLOGY INC    COM             928298108    4953  254000 SH     SOLE                 254000       0       0